Document and Entity Information	May 01, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001301708
Document Creation Date	Apr. 28, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Document Effective Date	May 01, 2025
Prospectus Date	May 01, 2025
Amendment Flag	false
Document Period End Date	Dec. 31, 2024